UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number
	of Shares	Value

CLOSED-END FUNDS 95.2%
CONVERTIBLE 6.2%
Advent Claymore Convertible Securities and Income Fund	633,218	$10,112,491
Advent Claymore Global Convertible Securities & Income Fund	303,003	2,496,745
Calamos Convertible and High Income Fund	175,500	1,755,000
Nicholas-Applegate Convertible & Income Fund II	416,004	3,115,870
Nicholas-Applegate Equity & Convertible Income Fund	176,000	2,569,600
		20,049,706
COVERED CALL 20.5%
Advent Claymore Enhanced Growth & Income Fund	102,349	1,062,383
BlackRock International Growth and Income	103,000	1,107,250
BlackRock World Investment Trust	43,600	459,980
Dow 30 Enhanced Premium and Income Fund	141,700	1,613,963
Eaton Vance Enhanced Equity Income Fund	272,235	3,623,449
Eaton Vance Enhanced Equity Income Fund II	657,264	9,181,981
Eaton Vance Tax-Managed Buy-Write Income Fund	275,996	3,601,748
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	702,546	8,409,475
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	993,765	11,527,674
ING Global Advantage and Premium Opportunity Fund	338,300	4,201,686
ING Global Equity Dividend and Premium Opportunity Fund	206,844	2,295,968
ING Risk Managed Natural Resources Fund	207,600	2,781,840
Nasdaq Premium Income & Growth Fund	316,000	3,908,920
NFJ Dividend Interest & Premium Strategy Fund	503,700	8,205,273
Nuveen Equity Premium Advantage Fund	234,000	2,950,740
S&P 500 Covered Call Fund	36,600	459,330
Small Cap Premium & Dividend Income Fund	37,000	465,830
		65,857,490
EMERGING MARKETS DEBT 1.5%
First Trust Aberdeen Emerging Opportunity Fund	72,100	958,209
Morgan Stanley Emerging Markets Domestic Debt Fund	159,000	1,900,050
Western Asset Emerging Markets Debt Fund	73,400	940,254

	Number
	of Shares	Value

Western Asset Emerging Markets Income Fund II	125,300	$1,149,001
		4,947,514
ENERGY 3.0%
BlackRock Global Energy and Resources Trust	207,300	4,879,842
BlackRock Real Asset Equity Trust	321,600	3,447,552
Kayne Anderson Energy Total Return Fund	64,432	1,427,813
		9,755,207
EQUITY DIVIDEND 3.8%
City of London Investment Trust PLC (United Kingdom)(a)	245,300	1,018,640
Evergreen Global Dividend Opportunity Fund	587,700	6,247,251
Gabelli Global Deal Fund	76,400	1,071,128
ING Asia Pacific High Dividend Equity Income	62,800	832,100
Neuberger Berman Dividend Advantage Fund	161,700	2,140,908
Zweig Fund	230,300	824,474
		12,134,501
EQUITY NON-DIVIDEND 1.3%
DWS Global Commodities Stock Fund	142,137	1,807,983
General American Investors Co.	91,500	2,367,105
		4,175,088
GLOBAL INCOME 0.6%
First Trust Aberdeen Global Opportunity Income Fund	63,100	750,259
Nuveen Multi-Currency Short-Term Government Income Fund	80,400	1,112,736
		1,862,995
GOVERNMENT FUND 1.7%
AllianceBernstein Income Fund	208,400	1,569,252
MFS Intermediate Income Trust	245,300	1,449,723
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	242,776	2,534,579
		5,553,554
HEALTHCARE 4.0%
BlackRock Health Sciences Trust	212,300	5,398,789
Finsbury Worldwide Pharmaceutical (United Kingdom) (a)	181,400	1,680,987

	Number
	of Shares	Value

H&Q Healthcare Investors(b)	209,400	$2,868,780
H&Q Life Sciences Investors(b)	257,000	2,719,060
		12,667,616
HIGH YIELD 4.4%
BlackRock Corporate High Yield Fund	247,600	1,238,000
BlackRock Corporate High Yield Fund VI	262,100	2,104,663
Evergreen Income Advantage Fund	153,508	1,143,635
Pioneer High Income Trust	264,200	2,726,544
Western Asset Global High Income Fund	106,800	893,916
Western Asset High Income Fund II	279,674	1,977,295
Western Asset High Income Opportunities Fund	408,900	1,774,626
Western Asset Managed High Income Fund	518,087	2,315,849
		14,174,528
INTERNATIONAL 0.4%
Korea Equity Fund	43,100	342,645
Swiss Helvetia Fund	77,600	972,328
		1,314,973
LIMITED DURATION 3.4%
BlackRock Limited Duration Income Trust	357,671	4,481,613
Eaton Vance Limited Duration Income Fund	499,209	5,501,283
Eaton Vance Short Duration Diversified Income Fund	74,300	922,806
		10,905,702
MASTER LIMITED PARTNERSHIP 2.6%
Energy Income and Growth Fund	137,100	2,707,725
Fiduciary/Claymore MLP Opportunity Fund	164,661	3,051,168
MLP & Strategic Equity Fund	240,103	2,561,899
		8,320,792
MULTISECTOR 1.5%
Evergreen Multi-Sector Income Fund	181,100	2,236,585
MFS Multimarket Income Trust	251,600	1,258,000
Putnam Premier Income Trust	216,900	1,177,767
		4,672,352

	Number
	of Shares	Value

PREFERRED 3.0%
BlackRock Preferred and Equity Advantage Trust	491,818	$5,090,316
BlackRock Preferred Opportunity Trust	71,000	678,050
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	171,100	1,302,071
John Hancock Preferred Income Fund	33,100	386,608
John Hancock Preferred Income Fund II	86,300	1,015,751
John Hancock Preferred Income Fund III	107,871	1,102,442
		9,575,238
REAL ESTATE 3.9%
DWS RREEF Real Estate Fund	232,547	3,097,526
DWS RREEF Real Estate Fund II	424,000	3,430,160
ING Clarion Global Real Estate Income Fund	441,613	3,886,195
Nuveen Real Estate Income Fund	180,657	2,041,424
		12,455,305
SENIOR LOAN 1.5%
Eaton Vance Senior Floating-Rate Trust	104,100	1,134,690
First Trust/Four Corners Senior Floating Rate Income Fund II	105,000	1,097,250
Highland Credit Strategies Fund	255,633	2,443,852
		4,675,792
TAX ADVANTAGED DIVIDEND 16.3%
Eaton Vance Tax-Advantaged Dividend Income Fund	537,900	8,434,272
Eaton Vance Tax-Advantaged Global Dividend Income Fund	480,700	6,922,080
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	130,600	2,525,804
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,093,517	13,417,453
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	712,562	7,994,946
Gabelli Dividend & Income Trust	764,208	10,530,786
John Hancock Tax-Advantaged Dividend Income Fund	216,100	2,435,447
		52,260,788

	Number
	of Shares	Value

TOTAL RETURN 14.6%
BlackRock Enhanced Capital and Income Fund	159,200	$2,139,648
Calamos Strategic Total Return Fund	1,325,800	11,454,912
Clough Global Allocation Fund	77,100	1,045,476
Clough Global Equity Fund	245,500	3,240,600
Clough Global Opportunities Fund	723,100	8,713,355
Liberty All-Star Equity Fund	618,986	2,791,627
Liberty All-Star Growth Fund	312,900	1,085,763
LMP Capital and Income Fund	585,459	6,767,906
Nuveen Diversified Dividend and Income Fund	298,132	2,748,777
Nuveen Global Value Opportunities Fund	37,600	486,920
SunAmerica Focused Alpha Growth Fund	505,700	6,483,074
		46,958,058
UTILITY 1.0%
Evergreen Utilities and High Income Fund	2,600	39,000
Macquarie Global Infrastructure Total Return Fund	100,500	1,524,585
Reaves Utility Income Trust	97,800	1,645,974
		3,209,559
TOTAL CLOSED-END FUNDS
(Identified cost—$469,528,268)		305,526,758

Principal
Amount

SHORT-TERM INVESTMENTS 1.5%
US TREASURY OBLIGATION
United States Treasury Bill, 0.01%, due 10/02/08 (Identified cost—$4,999,993)	$5,000,000	4,999,993

		Value

TOTAL INVESTMENTS (Identified cost—$474,528,261)	96.7%	$310,526,751

OTHER ASSETS IN EXCESS OF LIABILITIES	3.3%	10,479,640

NET ASSETS (Equivalent to $11.78 per share based on 27,246,654 shares of common stock outstanding)	100.0%	$321,006,391

Note: Percentages indicated are based on the net assets of the fund.
(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors. Aggregate fair value securities represent 0.8% of net assets.

(b)	Non-income producing security.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which Cohen & Steers Capital Management, Inc. (the investment manager) determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$310,526,751	$302,827,131	$7,699,620	$—

Note 2. Income Tax Information

As of September 30, 2008, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$506
Gross unrealized depreciation	(164,002,016)
Net unrealized depreciation	$(164,001,510)

Cost for federal income tax purposes	$474,528,261

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/	Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Adam M. Derechin	By:	/s/	James Giallanza
		Name: Adam M. Derechin			Name: James Giallanza
		Title: President and principal			Title: Treasurer and principal
		executive officer			financial officer

Date: November 26, 2008